One Commerce Square
Philadelphia, PA 19103

Delaware Investments

1933 Act Rule 497(j)
File No. 33-67490
1940 Act File No. 811-7972

March 5, 2001

Filed via EDGAR (CIK #0000910682)
__________________________________
Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-67490
     DELAWARE GROUP ADVISER FUNDS
     DELAWARE NEW PACIFIC FUND
     DELAWARE OVERSEAS EQUITY FUND
     DELAWARE U.S. GROWTH FUND
     ______________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 16, the most recent Post-Effective Amendment of Voyageur Funds. Post-Effective Amendment No. 16 was filed electronically with the Commission on March 1, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David F. Connor
_________________________
David F. Connor
Vice President/
Assistant Secretary/
Deputy General Counsel